Income tax (Schedule of Expiring Dates for Tax Losses) (Details)	Dec. 31, 2025 USD ($)
2026
Disclosure Of Income tax [Line Items]
Tax losses	$ 1,284,000
2027
Disclosure Of Income tax [Line Items]
Tax losses	518,000
2028
Disclosure Of Income tax [Line Items]
Tax losses	1,331,000
2029
Disclosure Of Income tax [Line Items]
Tax losses	5,459,000
2030
Disclosure Of Income tax [Line Items]
Tax losses	$ 28,072,000